Summary of Significant Accounting Policies - Calculation of Basic and Diluted Net Loss Per Ordinary Share (Details) - USD ($)	3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Net loss	$ (2,043,322)	$ (490,179)	$ (313,274)	$ (1,763,793)
Class A Ordinary Shares
Numerator:
Net loss	$ (611,882)	$ (392,143)		$ (1,360,510)	$ (138,342)
Denominator:
Weighted average shares outstanding, Basic	2,457,892	23,000,000	4,011,628	19,398,096	4,011,628
Weighted average shares outstanding, Diluted	2,457,892	23,000,000	4,011,628	19,398,096
Net income (loss) per share, Basic	$ (0.25)	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.03)
Net Income (loss) per share, Diluted	$ (0.25)	$ (0.02)	$ (0.03)	$ (0.07)
Class B Ordinary Shares
Numerator:
Net loss	$ (1,431,440)	$ (98,036)		$ (403,283)	$ (174,932)
Denominator:
Weighted average shares outstanding, Basic	5,750,000	5,750,000	5,072,674	5,750,000	5,072,674
Weighted average shares outstanding, Diluted	5,750,000	5,750,000	5,072,674	5,750,000
Net income (loss) per share, Basic	$ (0.25)	$ (0.02)	$ (0.03)	$ (0.07)	$ (0.03)
Net Income (loss) per share, Diluted	$ (0.25)	$ (0.02)	$ (0.03)	$ (0.07)